UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 93.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.7%
Bombardier, Inc., 4.25%, 1/15/16(1)	$1,000	$1,040,000

		$1,040,000

Automotive & Auto Parts — 2.9%
General Motors Financial Co., Inc., 2.75%, 5/15/16	$175	$177,188
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	1,500	1,597,500

		$1,774,688

Broadcasting — 0.2%
AMC Networks, Inc., 7.75%, 7/15/21	$120	$135,300

		$135,300

Building Materials — 3.1%
Interface, Inc., 7.625%, 12/1/18	$500	$538,750
Interline Brands, Inc., 7.50%, 11/15/18	500	530,625
Interline Brands, Inc., 10.00%, 11/15/18(2)	750	824,063

		$1,893,438

Cable/Satellite TV — 4.0%
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	$500	$530,625
CSC Holdings, LLC, 7.875%, 2/15/18	500	575,000
DISH DBS Corp., 4.625%, 7/15/17	750	787,500
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	500	541,250

		$2,434,375

Capital Goods — 4.3%
Amsted Industries, Inc., 8.125%, 3/15/18(1)	$1,000	$1,048,750
Case New Holland, Inc., 7.875%, 12/1/17	500	588,125
CNH Capital, LLC, 3.875%, 11/1/15	1,000	1,032,500

		$2,669,375

Chemicals — 0.8%
Ashland, Inc., 3.00%, 3/15/16	$500	$511,875

		$511,875

Security	Principal Amount (000’s omitted)	Value
Consumer Products — 1.7%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(1)(2)	$1,000	$1,031,875

		$1,031,875

Containers — 1.0%
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	$250	$255,625
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	65	66,788
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	250	265,000

		$587,413

Diversified Financial Services — 17.6%
Air Lease Corp., 4.50%, 1/15/16	$265	$279,575
Air Lease Corp., 5.625%, 4/1/17	750	824,062
Ally Financial, Inc., 0.00%, 6/15/15	2,000	1,925,000
Ally Financial, Inc., 3.50%, 7/18/16	200	206,000
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,602	1,670,085
CIT Group, Inc., 4.75%, 2/15/15(1)	905	934,412
E*TRADE Financial Corp., 6.75%, 6/1/16	1,640	1,791,700
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	500	501,875
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	250	249,688
International Lease Finance Corp., 2.193%, 6/15/16(3)	500	505,000
International Lease Finance Corp., 8.625%, 9/15/15	1,050	1,164,187
International Lease Finance Corp., 8.75%, 3/15/17	200	233,750
SLM Corp., 6.00%, 1/25/17	250	271,888
SLM Corp., 6.25%, 1/25/16	250	269,688

		$10,826,910

Diversified Media — 0.8%
IAC/InterActiveCorp., 4.875%, 11/30/18(1)	$500	$517,500

		$517,500

Energy — 5.1%
Chesapeake Energy Corp., 3.25%, 3/15/16	$1,000	$1,011,250
Chesapeake Energy Corp., 9.50%, 2/15/15	500	541,250
Frontier Oil Corp., 6.875%, 11/15/18	500	537,500
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,052,500

		$3,142,500

Entertainment/Film — 1.0%
Regal Entertainment Group, 9.125%, 8/15/18	$581	$630,385

		$630,385

Food/Beverage/Tobacco — 4.0%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,000	$1,138,750

Security	Principal Amount (000’s omitted)	Value
Michael Foods Group, Inc., 9.75%, 7/15/18	$750	$810,937
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	500	525,000

		$2,474,687

Gaming — 4.3%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)	$1,000	$1,027,500
MGM Resorts International, 6.625%, 7/15/15	500	536,250
MGM Resorts International, 6.875%, 4/1/16	500	551,875
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	500	557,500

		$2,673,125

Health Care — 7.3%
Alere, Inc., 8.625%, 10/1/18	$500	$540,000
HCA, Inc., 6.50%, 2/15/16	1,250	1,362,500
MPH Intermediate Holding Co. 2, 8.375%, 8/1/18(1)(2)	310	320,462
ResCare, Inc., 10.75%, 1/15/19	1,500	1,676,250
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	550,625

		$4,449,837

Homebuilders/Real Estate — 0.8%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$257,500
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	253,125

		$510,625

Leisure — 0.9%
Royal Caribbean Cruises, 7.25%, 6/15/16	$500	$561,250

		$561,250

Metals/Mining — 1.7%
FMG Resources (August 2006) Pty, Ltd., 7.00%, 11/1/15(1)	$772	$803,884
Novelis, Inc., 8.375%, 12/15/17	250	267,187

		$1,071,071

Paper — 1.7%
Cascades, Inc., 7.75%, 12/15/17	$1,000	$1,043,438

		$1,043,438

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$866,250

		$866,250

Services — 4.3%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.988%, 12/1/17(1)(3)	$250	$252,187

Security	Principal Amount (000’s omitted)	Value
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	$30	$31,088
Laureate Education, Inc., 9.25%, 9/1/19(1)	500	540,000
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	165	177,375
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	1,000	1,088,750
United Rentals North America, Inc., 9.25%, 12/15/19	500	552,500

		$2,641,900

Super Retail — 7.4%
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	$115	$121,037
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	1,750	1,844,080
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	190	195,700
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	1,295	1,327,375
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,077,500

		$4,565,692

Technology — 3.6%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$501,250
Avaya, Inc., 10.125%, 11/1/15	465	465,000
Ceridian Corp., 11.25%, 11/15/15	250	252,500
NXP BV/NXP Funding, LLC, 3.50%, 9/15/16(1)	1,000	1,020,000

		$2,238,750

Telecommunications — 10.0%
Digicel Group, Ltd., 10.50%, 4/15/18(1)	$1,000	$1,068,000
Digicel, Ltd., 8.25%, 9/1/17(1)	750	781,500
Intelsat Luxembourg SA, 6.75%, 6/1/18(1)	1,000	1,067,500
iPCS, Inc., 3.488%, 5/1/14(2)(3)	1,000	1,001,250
Level 3 Communications, Inc., 11.875%, 2/1/19	250	288,750
Sprint Communications, Inc., 6.00%, 12/1/16	250	271,250
T-Mobile USA, Inc., 5.25%, 9/1/18(1)	275	291,156
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,041,250
Wind Acquisition Holdings Finance SA, 12.25%, 7/15/17(1)(2)	366	378,671

		$6,189,327

Textiles/Apparel — 0.3%
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	$164	$178,760

		$178,760

Utilities — 2.0%
AES Corp. (The), 9.75%, 4/15/16	$1,040	$1,227,200

		$1,227,200

Total Corporate Bonds & Notes (identified cost $57,227,820)		$57,887,546

Convertible Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Hologic, Inc., 0.00%, 12/15/43	$250	$264,219

		$264,219

Total Convertible Bonds (identified cost $263,705)		$264,219

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.453%, 11/5/30(1)(4)	$120	$122,972

		$122,972

Total Commercial Mortgage-Backed Securities (identified cost $120,535)		$122,972

Senior Floating-Rate Interests — 5.7%(5)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Services — 1.6%
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	$997	$994,964

		$994,964

Technology — 1.6%
First Data Corporation, Term Loan, 3.66%, Maturing 3/24/17	$1,000	$1,004,625

		$1,004,625

Telecommunications — 2.5%
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	$1,500	$1,547,813

		$1,547,813

Total Senior Floating-Rate Interests (identified cost $3,585,786)		$3,547,402

Total Investments — 100.2% (identified cost $61,197,846)		$61,822,139

Other Assets, Less Liabilities — (0.2)%		$(140,399)

Net Assets — 100.0%		$61,681,740

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $23,213,140 or 37.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2014.

(5)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,183,279

Gross unrealized appreciation	$878,293
Gross unrealized depreciation	(239,433)

Net unrealized appreciation	$638,860

The Portfolio did not have any open financial instruments at January 31, 2014.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$57,887,546	$—	$57,887,546
Convertible Bonds	—	264,219	—	264,219
Commercial Mortgage-Backed Securities	—	122,972	—	122,972
Senior Floating-Rate Interests	—	3,547,402	—	3,547,402
Total Investments	$—	$61,822,139	$—	$61,822,139

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014